Expense Example, No Redemption - FidelityLeveragedCompanyStockFund-AMCIZPRO - FidelityLeveragedCompanyStockFund-AMCIZPRO - Fidelity Leveraged Company Stock Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 63
3 Years	199
5 Years	346
10 Years	774
Fidelity Advisor Leveraged Company Stock Fund - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Leveraged Company Stock Fund - Class A
Expense Example, No Redemption:
1 Year	670
3 Years	872
5 Years	1,091
10 Years	1,718
Fidelity Advisor Leveraged Company Stock Fund - Class M
Expense Example, No Redemption:
1 Year	472
3 Years	730
5 Years	1,007
10 Years	1,797
Fidelity Advisor Leveraged Company Stock Fund - Class C
Expense Example, No Redemption:
1 Year	177
3 Years	548
5 Years	944
10 Years	$ 1,853